EQUIPMENT (Details) - USD ($)	6 Months Ended	12 Months Ended
	May 31, 2022	Nov. 30, 2021
IfrsStatementLineItems [Line Items]
Net book value	$ 404,512	$ 30,312
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	43,303	137,265
Disposals	(43,303)	(93,962)
Additions - acquisition of DCU	430,320
Additions	1,260
Net exchange differences	5,203
Ending Balance	436,783	43,303
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	12,991	29,011
Disposals	(12,991)	(48,496)
Additions	32,271	32,476
Ending Balance	32,271	12,991
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Net book value	399,158
Computer equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning Balance		93,962
Disposals		(93,962)
Additions - acquisition of DCU	426,389
Additions	1,260
Net exchange differences	3,583
Ending Balance	431,232
Computer equipment [member] | Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance		29,011
Disposals		(48,496)
Additions	32,074	19,485
Ending Balance	32,074
Equipments [Member]
IfrsStatementLineItems [Line Items]
Net book value	5,354
Equipments [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning Balance
Disposals
Additions - acquisition of DCU	3,931
Additions
Net exchange differences	1,620
Ending Balance	5,551
Equipments [Member] | Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance
Disposals
Additions	197
Ending Balance	197
Vehicles [member]
IfrsStatementLineItems [Line Items]
Net book value		30,312
Vehicles [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	43,303	43,303
Disposals	(43,303)
Additions - acquisition of DCU
Additions
Net exchange differences
Ending Balance		43,303
Vehicles [member] | Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	12,991
Disposals	(12,991)
Additions		12,991
Ending Balance		$ 12,991